Intangible assets, net - Schedule of Weighted Average Amortization Periods of Intangible Assets (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	15 years	15 years
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	5 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	3 years	5 years